Commitments, Guarantees and Contingencies - Consolidating Summary Financial Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Principal amount		$ 9,159,000,000
Insurance revenue	$ 22,637,000,000	21,356,000,000
Net investment income (loss) excluding result for segregated fund holders	7,415,000,000	11,586,000,000
Fee income	8,581,000,000	7,832,000,000
Other income	163,000,000	169,000,000
Total revenue	38,796,000,000	40,943,000,000
Shareholders' net income (loss)	3,129,000,000	3,165,000,000
Invested assets	189,817,000,000	174,328,000,000
Reinsurance contracts held that are assets	6,318,000,000	5,794,000,000
Insurance contract assets	355,000,000	184,000,000
Total other general fund assets	25,445,000,000	24,483,000,000
Investments for account of segregated fund holders	148,786,000,000	128,452,000,000
Insurance contract liabilities excluding those for account of segregated fund holders	147,269,000,000	135,669,000,000
Reinsurance contract held liabilities	1,825,000,000	1,623,000,000
Investment contract liabilities	11,678,000,000	11,672,000,000
Total other general fund liabilities	35,034,000,000	31,625,000,000
Insurance contract liabilities for account of segregated fund holders	20,097,000,000	19,041,000,000
Investment contract liabilities for account of segregated fund holders	128,689,000,000	109,411,000,000
Subordinated Debt Issued May 15, 1998
Disclosure of operating segments [line items]
Principal amount	$ 150,000,000
Interest rate	6.30%
Consolidation Adjustments
Disclosure of operating segments [line items]
Insurance revenue	$ (1,593,000,000)	(1,543,000,000)
Net investment income (loss) excluding result for segregated fund holders	(270,000,000)	(959,000,000)
Fee income	(540,000,000)	(503,000,000)
Other income	0	0
Total revenue	(2,403,000,000)	(3,005,000,000)
Shareholders' net income (loss)	(3,175,000,000)	(2,992,000,000)
Invested assets	(26,634,000,000)	(30,381,000,000)
Reinsurance contracts held that are assets	(35,000,000)	(67,000,000)
Insurance contract assets	(1,455,000,000)	(637,000,000)
Total other general fund assets	(3,472,000,000)	(3,171,000,000)
Investments for account of segregated fund holders	0	0
Insurance contract liabilities excluding those for account of segregated fund holders	(35,000,000)	(67,000,000)
Reinsurance contract held liabilities	(1,456,000,000)	(637,000,000)
Investment contract liabilities	0	0
Total other general fund liabilities	(4,322,000,000)	(5,596,000,000)
Insurance contract liabilities for account of segregated fund holders	0	0
Investment contract liabilities for account of segregated fund holders	0	0
Parent Company | Reportable Legal Entities
Disclosure of operating segments [line items]
Insurance revenue	0	0
Net investment income (loss) excluding result for segregated fund holders	305,000,000	466,000,000
Fee income	1,000,000	1,000,000
Other income	0	0
Total revenue	306,000,000	467,000,000
Shareholders' net income (loss)	3,128,000,000	3,165,000,000
Invested assets	28,494,000,000	26,239,000,000
Reinsurance contracts held that are assets	0	0
Insurance contract assets	0	0
Total other general fund assets	4,639,000,000	4,547,000,000
Investments for account of segregated fund holders	0	0
Insurance contract liabilities excluding those for account of segregated fund holders	0	0
Reinsurance contract held liabilities	0	0
Investment contract liabilities	0	0
Total other general fund liabilities	7,576,000,000	7,300,000,000
Insurance contract liabilities for account of segregated fund holders	0	0
Investment contract liabilities for account of segregated fund holders	0	0
Subsidiary Issuer | Reportable Legal Entities | Sun Life Assurance (consolidated)
Disclosure of operating segments [line items]
Insurance revenue	19,389,000,000	17,844,000,000
Net investment income (loss) excluding result for segregated fund holders	7,138,000,000	11,176,000,000
Fee income	1,992,000,000	1,687,000,000
Other income	0	169,000,000
Total revenue	28,519,000,000	30,876,000,000
Shareholders' net income (loss)	1,501,000,000	1,908,000,000
Invested assets	175,508,000,000	164,557,000,000
Reinsurance contracts held that are assets	6,353,000,000	5,858,000,000
Insurance contract assets	227,000,000	184,000,000
Total other general fund assets	13,979,000,000	13,302,000,000
Investments for account of segregated fund holders	148,720,000,000	128,396,000,000
Insurance contract liabilities excluding those for account of segregated fund holders	147,196,000,000	135,445,000,000
Reinsurance contract held liabilities	3,281,000,000	2,260,000,000
Investment contract liabilities	11,677,000,000	11,672,000,000
Total other general fund liabilities	16,191,000,000	15,041,000,000
Insurance contract liabilities for account of segregated fund holders	20,031,000,000	18,985,000,000
Investment contract liabilities for account of segregated fund holders	128,689,000,000	109,411,000,000
Subsidiary Issuer | Reportable Legal Entities | Other subsidiaries of SLF Inc. (combined)
Disclosure of operating segments [line items]
Insurance revenue	4,841,000,000	5,055,000,000
Net investment income (loss) excluding result for segregated fund holders	242,000,000	903,000,000
Fee income	7,128,000,000	6,647,000,000
Other income	163,000,000	0
Total revenue	12,374,000,000	12,605,000,000
Shareholders' net income (loss)	1,675,000,000	1,084,000,000
Invested assets	12,449,000,000	13,913,000,000
Reinsurance contracts held that are assets	0	3,000,000
Insurance contract assets	1,583,000,000	637,000,000
Total other general fund assets	10,299,000,000	9,805,000,000
Investments for account of segregated fund holders	66,000,000	56,000,000
Insurance contract liabilities excluding those for account of segregated fund holders	108,000,000	291,000,000
Reinsurance contract held liabilities	0	0
Investment contract liabilities	1,000,000	0
Total other general fund liabilities	15,589,000,000	14,880,000,000
Insurance contract liabilities for account of segregated fund holders	66,000,000	56,000,000
Investment contract liabilities for account of segregated fund holders	$ 0	$ 0